DEFERRED AND CONTINGENT CONSIDERATION	12 Months Ended
Dec. 31, 2022
DEFERRED AND CONTINGENT CONSIDERATION
DEFERRED AND CONTINGENT CONSIDERATION
12	DEFERRED AND CONTINGENT CONSIDERATION

The following is a continuity of the Company’s deferred and contingent consideration:

Balance as at January 1, 2021	11,521
Deferred consideration payable upon business combination (Note 5)	62
Cash paid on settlement of deferred and contingent consideration	(11,583)
Balance as at December 31, 2021	—

Deferred consideration payable upon business combination (Note 6)	4,003
Accretion expense	316
Gain on remeasurement of deferred consideration	(804)
Effect of movement in exchange rates	(218)
Balance as at December 31, 2022	3,297

As at December 31, 2022 EUR 1,176 is recorded as the short-term portion of deferred consideration (December 31, 2021: nil) and EUR 2,121 is recorded as the long-term portion (December 31, 2021: nil).

12	DEFERRED AND CONTINGENT CONSIDERATION (CONTINUED)

Oryx Gaming International LLC

The Company completed the acquisition of Oryx Gaming International LLC together with its subsidiaries on December 20, 2018. The vendor is now part of the Company’s key management, though was not at the time of the acquisition. Deferred and contingent consideration on December 31, 2020, related to cash earnout payments due in relation to the Oryx acquisition.

All contingent liabilities in relation to the acquisition of Oryx were settled in full to the Oryx vendor on January 18, 2021, following shareholder approval on November 27, 2020. On January 18, 2021, the Company satisfied its earn-out obligations to K.A.V.O. Holdings Limited via a combination of cash and Common Shares (Note 8) of the Company. Cash paid totalled EUR 11,598, of which EUR 11,521 fully settled deferred and contingent consideration payable, EUR 52 settled interest payable and EUR 25 settled legal fees.

Wild Streak LLC

The Company completed the acquisition of Wild Streak LLC effective on June 2, 2021. The Company agreed a cash payment of USD 75 (EUR 62) to the vendor in relation to working capital provided prior to completion to be settled on or about the sixtieth day following closing of the transaction. This amount was subsequently settled with the vendor on September 3, 2021.

Spin Games LLC

The Company completed the acquisition of Spin Games LLC effective on June 1, 2022. The Company agreed deferred consideration payments in common shares of the Company over three years from the effective date recorded with a present value of EUR 4,003. The discount for lack of marketability (DLOM) on June 1, 2022, was determined by applying Finnerty’s average-strike put option model (2012) with a volatility of between 71.4% and 80.9%, an annual dividend rate of 0% and time to maturity of 1-3 years.

In the year ended December 31, 2022, an accretion expense of EUR 316 (year ended December 31, 2021: nil) was recorded in the consolidated statements of loss and comprehensive loss.

In the year ended December 31, 2022, a gain on remeasurement of deferred consideration of EUR 804 (year ended December 31, 2021: nil) was recorded in the consolidated statements of loss and comprehensive loss.